Shareholder Report, Holdings (Details) - C000086266 [Member]	Apr. 30, 2025 [1]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)

[1]	The Fund is a diversified fund, but nevertheless has invested a significant portion of its assets in the securities of a small number of issuers, which may cause the Fund’s value to fluctuate more widely than some other diversified funds. As a result of the Fund’s investment approach and the relative price movements of certain Fund holdings, at times the Fund’s holdings profile may approximate a portfolio of securities with percentage weightings typically associated with a non-diversified fund.